SUPPLEMENT DATED JANUARY 16, 2004
                             TO THE PROSPECTUS AND
                   THE STATEMENT OF ADDITIONAL INFORMATION OF
                              THE INTEGRITY FUNDS
                            DATED SEPTEMBER 19, 2003




The following information replaces in its entirety the information appearing under the heading "DISINTERESTED TRUSTEES" in the Statement of Additional Information.


DISINTERESTED TRUSTEES
NAME, ADDRESS        POSITION(S)     TERM AND      PRINCIPAL OCCUPATION(S)             NUMBER OF                  OTHER
  AND AGE               HELD          LENGTH         DURING PAST 5 YEARS              PORTFOLIOS           DIRECTORSHIPS HELD
                        WITH          SERVED                                        OVERSEEN IN THE         OUTSIDE THE  FUND
                     REGISTRANT                                                       FUND COMPLEX *             COMPLEX
Lynn W. Aas          Trustee        Since Sept.     Retired; Attorney; Director,           14                       None
904 NW 27th                            2003         Integrity Fund of Funds, Inc.,
Minot, ND 58703                                     Montana Tax-Free Fund, Inc.,
82                                                  ND Tax-Free Fund, Inc., South
                                                    Dakota Tax-Free Fund, Inc.,
                                                    Integrity Fund of Funds, Inc.,
                                                    and Integrity Small-Cap Fund of
                                                    Funds, Inc. (September 1998 to
                                                    June 2003); and ND Insured
                                                    Income Fund, Inc. (December
                                                    1994 to August 1999); Trustee,
                                                    Ranson Managed Portfolios;
                                                    Director, First Western Bank &
                                                    Trust

Orlin W. Backes      Trustee       Since May        Attorney, McGee, Hankla,               14                 Director, First
15 2nd Ave.,                         2003           Backes & Dobrovolny, P.C.;                                  Western Bank
SW - Ste. 305                                       Director, ND Tax-Free Fund,                                   & Trust
Minot, ND 58701                                     Inc. (since April 1995), ND
68                                                  Insured Income Fund, Inc.
                                                    (March 1995 to August 1999),
                                                    Montana Tax-Free Fund, Inc.
                                                    (since April 1995), South
                                                    Dakota Tax-Free Fund, Inc.
                                                    (since April 1995),
                                                    Integrity Fund of Funds,
                                                    Inc. (since April 1995),
                                                    and Integrity Small-Cap Fund
                                                    of Funds, Inc. (September
                                                    1998 to June 2003); Trustee,
                                                    Ranson Managed Portfolios;
                                                    Director, First Western Bank
                                                    & Trust

R. James Maxson      Trustee      Since May         Attorney, Maxson Law Office           14                       None
Town & Country Center               2003            (since November 2002); Attorney,
1015 S. Broadway                                    McGee, Hankla, Backes & Dobrovolny,
Suite 15                                            P.C. (April 2000 to November
Minot, ND 58701                                     2002); Attorney, Farhart, Lian and
55                                                  Maxson, P.C. (March 1976 to March
                                                    2000); Director, ND Tax-Free
                                                    Fund, Inc. (since January 1999),
                                                    Montana Tax-Free Fund, Inc.
                                                    (since January 1999), South
                                                    Dakota Tax-Free Fund, Inc.
                                                    (since January 1999), Integrity
                                                    Fund of Funds, Inc. (since January
                                                    1999), and Integrity Small-Cap Fund
                                                    of Funds, Inc. (January 1999 to
                                                    June 2003); Trustee, Ranson Managed
                                                    Portfolios (since January 1999);


Donald C. Greenhouse  Trustee    Since July         President and owner, Seneca          6                       None
18 Bliss Avenue                    2000 to          Point Associates, Inc.
Chautauqua, NY  14722             December          (business consultants)
66                                 2003